Commitments And Contingencies - Narrative (Details) - USD ($)				1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	May 01, 2024	Feb. 14, 2024	Jan. 30, 2024	Mar. 31, 2024	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Feb. 12, 2024	Aug. 29, 2023	Feb. 27, 2023	Feb. 23, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Percentage of gross proceeds of the IPO payable to underwriters as marketing fee									3.50%
Marketing expense		$ 10,100,000
General and administrative expenses					$ 1,714,000	$ 33,217,000	$ 2,948,000	$ 183,665,000		$ 6,085,000
Flame Acquisition Corp [Member]
Loss Contingencies [Line Items]
Underwriting discount per share											$ 0.2
Adjustment to additional paid in capital underwriting discount											$ 5,750,000
Percentage of gross proceeds of the IPO payable to underwriters as marketing fee											3.50%
Temporary equity shares outstanding											6,104,682	150,823				28,750,000	28,750,000
Percentage Of Underwriting Commissions Charged To Proceeds From IPO											15.90%
Marketing fee paid to bankers											$ 10,062,500
Grey Fox Matter [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency value	$ 35,000,000			$ 35,000,000
General and administrative expenses						$ 100,000		$ 70,100,000
Grey Fox Matter [Member] | Pending Litigation [Member] | Interest-Bearing Non-Reversionary Qualified Settlement Fund
Loss Contingencies [Line Items]
Loss contingency value	$ 35,000,000			35,000,000
Grey Fox Matter [Member] | Pending Litigation [Member] | Irrevocable Standby Letter of Credit [Member]
Loss Contingencies [Line Items]
Loss contingency value				$ 35,000,000
Marketing Advisory Services Agreement [Member] | Subsequent Event [Member] | Flame Acquisition Corp [Member]
Loss Contingencies [Line Items]
Professional fees			$ 750,000
Common Class A [Member] | Flame Acquisition Corp [Member]
Loss Contingencies [Line Items]
Temporary equity shares outstanding							8,432,745			8,432,745	6,104,682	150,823	2,328,063	20,317,255	20,317,255	28,750,000
Percentage Of Common Stock Issued And Outstanding												2.47%	27.61%	70.67%	70.67%
Second Extension [Member] | Common Class A [Member] | Flame Acquisition Corp [Member]
Loss Contingencies [Line Items]
Temporary equity shares outstanding											6,104,682				2,328,063
Percentage Of Common Stock Issued And Outstanding															27.61%
Unbilled Expenses [Member] | Flame Acquisition Corp [Member]
Loss Contingencies [Line Items]
Deferred Legal Fees											$ 4,035,714					$ 2,633,139